Schedule of Reconciliation of Income Tax Benefit (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
U.S. Statutory Tax Rate	21.00%	21.00%
U.S. Statutory Tax Rate Amount	$ (2,457)	$ (1,900)
Change in Valuation Allowances	(13.60%)	(11.90%)
Change in Valuation Allowances amount	$ 1,594	$ 1,075
Change in Fair Value of SAFE Notes	2.10%	(2.60%)
Change in Fair Value of SAFE Notes amount	$ (243)	$ 233
Change in FV Convertible Notes	(3.30%)	(2.90%)
Change in FV Convertible Notes amount	$ 390	$ 262
Change in FV of Warrants	(3.60%)	(0.20%)
Change in FV of Warrants amount	$ 417	$ 18
Share-Based Compensation	(2.40%)	(3.40%)
Share-Based Compensation amount	$ 278	$ 310
Payroll Tax Credit	0.50%	0.00%
Payroll Tax Credit amount	$ (63)
R&D 280(c) Addback	(0.70%)	0.00%
R&D 280(c) Addback amount	$ 80
Other	0.00%	0.00%
Other amount	$ 4	$ 2
Actual income tax benefit effective tax rate	0.00%	0.00%
Actual income tax benefit effective tax rate amount